Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Deferred Sales Inducements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DSI:
Balance at January 1,	$ 445	$ 532	$ 586
Capitalization	2	3	4
Amortization	(5)	(88)	(76)
Unrealized investment gains (losses)	(11)	(2)	18
Balance at December 31,	$ 431	$ 445	$ 532